Share-based payments - Discount for Lack of Marketability (Details) - Class A share-based payments	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term, in years	3.1	0.6	0.1
Expected volatility	45.00%	38.60%	35.10%
Risk free interest rate	1.50%	1.10%	0.70%
Dividend yield	3.60%	3.60%	3.60%
FV at grant date per option	$ 1,341	$ 1,469	$ 1,495
Discount for Lack of Marketability	7.80%	7.80%	7.80%